Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents
Cash and cash equivalents

6.Cash and cash equivalents

As of December 31, 2022 and 2021, cash and cash equivalents are as follows:

Cash and cash equivalents
in € THOUS
	2022	2021
Cash	911,015	925,134
Securities and time deposits	362,772	556,521
Cash and cash equivalents	1,273,787	1,481,655

The cash and cash equivalents disclosed in the table above, and respectively in the consolidated statement of cash flows, include at December 31, 2022 an amount of €22,835 (2021: €25,573) from collateral requirements towards an insurance company in North America that are not available for use, but are accessible upon demand.

For further information on the Company’s multi-currency notional pooling cash management system, see note 13.